Quarterly Report
January 31, 2023
MFS®  Total Return
Bond Fund
RBF-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.9%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$24,626,652
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,140,068
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,786,251
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,876,533
TransDigm, Inc., 4.625%, 1/15/2029	24,233,000	21,862,043
		$75,291,547
Asset-Backed & Securitized – 17.9%
ACREC 2021-FL1 Ltd., “C”, FLR, 6.62% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$10,347,379
ACREC 2021-FL1 Ltd., “D”, FLR, 7.12% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	13,074,500	12,330,671
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.115% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	13,618,500	12,873,094
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.415% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,941,151
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.043% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	3,984,792
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 6.343% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,106,816
Arbor Realty Trust, Inc., CLO, 2019-FL2, FLR, 6.83% (SOFR - 1mo. + 2.15%), 9/15/2034 (n)	1,815,000	1,734,134
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 6.397% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,321,759
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 6.647% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,492,389
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.423% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,605,778
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.373% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,190,744
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,486,318
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.304% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	8,929,369
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.654% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	3,803,723
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	14,892,500	14,230,948
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.278% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	38,208,816
AREIT 2019-CRE3 Trust, “A”, FLR, 5.867% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	194,733	192,591
AREIT 2019-CRE3 Trust, “B”, FLR, 6.147% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,443,273
AREIT 2019-CRE3 Trust, “C”, FLR, 6.497% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,406,253
AREIT 2019-CRE3 Trust, “D”, FLR, 7.247% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	5,833,620
AREIT 2022-CRE6 Trust, “B”, FLR, 6.16% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	4,924,000	4,531,104
AREIT 2022-CRE6 Trust, “C”, FLR, 6.46% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	10,134,500	9,431,733
AREIT 2022-CRE6 Trust, “D”, FLR, 7.16% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	4,313,500	3,992,429
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 6.058% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,512,790
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	1,752,345	175
Bayview Commercial Asset Trust, FLR, 4.971% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	101,844	94,275
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.147% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	539,694	671,841
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,207,218
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.148%, 12/15/2055	10,215,909	10,961,933
BDS 2019-FL4 Ltd., “A”, FLR, 5.565% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	288,121	287,309
BDS 2019-FL4 Ltd., “C”, FLR, 6.465% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,718,386
BDS 2021-FL7 Ltd., “B”, FLR, 5.97% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	4,860,564
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)	15,634,000	16,394,140
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.454% (LIBOR - 1mo. + 2%), 5/09/2029 (n)	9,385,000	9,155,340
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.054% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	13,954,703
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.504% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	4,867,020
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.754% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	3,651,000	3,384,988
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.204% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	4,152,500	3,868,747
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	3,262,023	2,993,004
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,811,411	1,578,124
BXMT 2020-FL2 Ltd., “B”, FLR, 5.997% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	6,104,500	5,772,513
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.759% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	16,749,534
BXMT 2021-FL4 Ltd., “B”, FLR, 6.009% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	35,542,540
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	18,693,931
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,124,706	7,675,165
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.11%, 1/25/2037 (d)(q)	1,131,495	360,315
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.27%, 3/25/2037 (d)(q)	1,189,765	454,725
CHCP 2021-FL1 Ltd., “B”, FLR, 6.247% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	6,412,000	6,079,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CHCP 2021-FL1 Ltd., “C”, FLR, 6.697% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	$5,168,000	$4,805,829
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,346,535
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,717,652
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,677,061
CLNC 2019-FL1 Ltd., “B”, FLR, 6.497% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,024,624
CLNC 2019-FL1 Ltd., “C”, FLR, 6.997% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	9,564,599
Columbia Cent CLO 28 Ltd., “A-2-R”, 6.53%, 11/07/2030 (n)	28,014,809	27,255,608
Columbia Cent CLO 28 Ltd., “B-R”, 6.98%, 11/07/2030 (n)	17,835,205	16,842,426
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,377,045
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,641,934
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,224,779
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,613,406
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,651,244
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,366,872
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	1,963,940
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,548,073
Cutwater 2014-1A Ltd., “BR”, FLR, 7.192% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	560,099	557,007
Cutwater 2015-1A Ltd., “BR”, FLR, 6.592% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,302,396
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 6.242% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,760,723
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.845% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	15,815,530
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	19,663,000	19,658,816
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	96,589	95,596
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	10,999,642
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.494% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,280,000
IMPAC CMB Trust, FLR, 5.246% (LIBOR - 1mo. + 0.74%), 11/25/2034	16,643	16,225
IMPAC CMB Trust, FLR, 5.426% (LIBOR - 1mo. + 0.92%), 11/25/2034	8,321	8,167
IMPAC Secured Assets Corp., FLR, 5.205% (LIBOR - 1mo. + 0.35%), 5/25/2036	34,278	29,117
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,549,917
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	22,768,659
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,826,028
JPMorgan Chase Commercial Mortgage Securities Corp., 5.708%, 7/15/2042 (n)	390,388	317,113
LCCM 2021-FL2 Trust, “C”, FLR, 6.609% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	7,927,921
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 5.959% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	12,838,364	12,789,360
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.009% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,545,505
LoanCore 2018-CRE1 Ltd., “C”, FLR, 6.409% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,612,505
LoanCore 2018-CRE3 Ltd., “B”, FLR, 6.059% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,362,286
LoanCore 2019-CRE2 Ltd., “D”, FLR, 6.909% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,097,726
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 5.829% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	3,796,830	3,813,897
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.204% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	23,249,000	22,043,986
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	7,965,136
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.359% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	40,222,558
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 6.815% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	23,433,142
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 6.165% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,412,369
Merrill Lynch Mortgage Investors, Inc., 1.315%, 2/25/2037 (a)(d)	1,800,294	247,597
MF1 2020-FL4 Ltd., “AS”, FLR, 6.697% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,601,876
MF1 2021-FL5 Ltd., “C”, FLR, 6.297% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	9,958,948
MF1 2022-FL8 Ltd., “C”, FLR, 6.509% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	9,958,095
MF1 2022-FL8 Ltd., “D”, FLR, 6.96% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,726,299
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.452% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	31,520,702	30,731,865
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,777,918
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.642% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,415,624
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 6.858%, 4/20/2034 (n)	9,973,559	9,658,644
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.192% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	19,520,220
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	16,279,660
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	22,979,914	21,927,710
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	15,188,720
Ownit Mortgage Loan Asset-Backed Certificates, 3.116%, 10/25/2035	485,330	282,415
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.025% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	13,141,358
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 6.575% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,528,241

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Parallel 2015-1A Ltd., “C1R”, FLR, 6.557% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	$3,700,000	$3,650,801
Parallel 2015-1A Ltd., “C2R”, FLR, 6.558% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,915,890
PFP III 2021-7 Ltd., “B”, FLR, 5.854% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,619,327
PFP III 2021-7 Ltd., “C”, FLR, 6.104% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,306,253
Preferred Term Securities XIX Ltd., CDO, FLR, 5.119% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,259,069	2,022,093
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 5.715% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	12,500,239	12,385,261
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 6.705% (LIBOR - 1mo. + 2.2%), 11/25/2036 (n)	5,795,000	5,453,810
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.456% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	6,825,000	6,305,399
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 6.792% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	16,432,540
Residential Funding Mortgage Securities, Inc., FGIC, 4.171%, 12/25/2035	137,728	136,692
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	4,617,811	4,601,288
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	967,025	962,594
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,153,142	1,148,367
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.458% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,954,388
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.57% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	11,255,500	10,549,042
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.229% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,794,155
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.478% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,779,628
Thornburg Mortgage Securities Trust, FLR, 5.185% (LIBOR - 1mo. + 0.68%), 4/25/2043	477	474
TICP CLO 2018-IA Ltd., “A2”, FLR, 6.321% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,098,097
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	31,303,147
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,551,287
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.242% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	8,202,288	7,900,919
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.742% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,244,729
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.092% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,621,314
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	14,918,462
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,286,078
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,935,706
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,696,439
		$1,281,610,355
Automotive – 0.2%
Stellantis N.V., 2.691%, 9/15/2031 (n)	$14,723,000	$11,866,257
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	1,522,000	1,433,743
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	4,608,666
		$17,908,666
Broadcasting – 1.2%
Discovery, Inc., 4.65%, 5/15/2050	$11,068,000	$8,643,383
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	15,354,606
Warnermedia Holdings, Inc., 5.05%, 3/15/2042 (n)	24,492,000	20,912,090
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	21,194,000	17,602,900
Warnermedia Holdings, Inc., 5.391%, 3/15/2062 (n)	8,483,000	7,059,110
WMG Acquisition Corp., 3%, 2/15/2031 (n)	20,043,000	16,622,261
		$86,194,350
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$26,796,000	$25,858,140
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	19,417,920
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	18,580,000	18,113,958
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	8,585,000	8,568,334
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	13,516,113
		$85,474,465
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$21,905,211
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	12,290,520
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,744,588
		$42,940,319

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 1.3%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,073,386
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	17,778,290
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,134,815
Global Payments, Inc., 2.9%, 5/15/2030	23,523,000	20,188,490
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,735,937
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	23,264,564
		$91,175,482
Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$17,665,000	$15,094,036
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,580,338
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,574,086
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	30,197,865
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	12,915,047
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	12,240,298
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,731,487
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	13,413,333
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,558,247
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,495,141
		$121,799,878
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$17,032,300
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$27,011,168
Oracle Corp., 6.15%, 11/09/2029	7,911,000	8,455,705
		$35,466,873
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$23,438,668
Conglomerates – 1.2%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$8,136,992
Carrier Global Corp., 3.577%, 4/05/2050	16,540,000	12,878,712
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	6,853,000	6,957,272
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	20,904,000	21,315,035
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	16,170,000	16,579,515
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	21,193,814
		$87,061,340
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,859,000	$6,326,754
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	15,416,000	14,112,726
		$20,439,480
Consumer Services – 0.7%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$20,902,000	$16,773,855
Meituan, 3.05%, 10/28/2030	10,995,000	8,947,640
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,232,480
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	9,923,467
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	2,971,122
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	17,518,127	4,862,629
		$47,711,193
Containers – 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$8,718,000	$8,516,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$18,176,661
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030	$8,877,000	$8,280,753
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	11,900,467
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	9,995,587
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	9,574,137
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	11,042,810
		$50,793,754
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$5,243,000	$4,357,248
Energy - Independent – 0.9%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$16,253,000	$15,176,239
EQT Corp., 3.9%, 10/01/2027	10,583,000	10,039,880
EQT Corp., 5%, 1/15/2029	5,901,000	5,720,252
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	6,025,428
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	9,070,000	8,922,612
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	10,714,632
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	10,350,907
		$66,949,950
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$13,259,192
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	12,920,157
		$26,179,349
Financial Institutions – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,880,000	$18,775,958
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	12,932,413
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,969,688
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	10,131,563
Air Lease Corp., 5.85%, 12/15/2027	13,999,000	14,287,278
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	14,935,300
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	12,109,762
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	10,834,862
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	7,075,759
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,406,176
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,376,286
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,441,558
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	14,582,455	13,307,712
		$143,584,315
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$7,779,000	$8,145,908
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	20,105,507
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	22,400,000	18,760,000
		$47,011,415
Gaming & Lodging – 0.4%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,478,265
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,729,662
		$26,207,927

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$15,987,000	$14,561,582
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	1,846,000	1,601,889
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	5,568,000	4,767,966
		$20,931,437
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$21,051,000	$22,528,333
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,780,850
Ambac Assurance Corp., 5.1%, 6/07/2060 (n)	13,854	20,157
American International Group, Inc., 3.9%, 4/01/2026	3,649,000	3,574,401
Aon Corp., 3.75%, 5/02/2029	23,260,000	22,087,466
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,355,363
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,280,590
Brown & Brown, Inc., 4.95%, 3/17/2052	18,116,000	16,335,964
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	14,966,797
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,171,469
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	16,523,000	16,082,576
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	8,744,811
		$117,400,444
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$6,099,932
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$9,060,000	$9,093,443
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,387,000	3,356,890
		$12,450,333
Major Banks – 7.7%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$7,070,000	$6,612,462
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	8,524,567
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	33,932,296
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	45,881,000	37,936,564
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,160,543
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	15,398,157
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	13,771,000	13,185,732
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,722,700
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,610,571
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	13,850,356
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	20,488,740
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	24,629,000	25,915,477
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	13,888,310
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,218,527
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	21,617,625
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	9,064,511
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,236,622
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	26,957,594
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	9,246,000	8,921,238
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	16,953,000	14,817,135
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,492,757
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,123,515
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,786,160
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	25,624,187
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,173,000
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,106,524
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	15,925,826
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	31,414,083

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	$6,036,000	$5,748,428
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	24,605,199
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,474,479
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	10,101,647
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	45,462,000	39,178,314
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	16,928,301
		$555,742,147
Medical & Health Technology & Services – 2.1%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,626,836
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	4,431,000	3,874,662
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,292,281
Alcon, Inc., 2.75%, 9/23/2026 (n)	4,432,000	4,119,630
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	9,886,382
DaVita, Inc., 4.625%, 6/01/2030 (n)	15,220,000	12,822,850
HCA, Inc., 5.25%, 6/15/2026	6,743,000	6,750,895
HCA, Inc., 4.125%, 6/15/2029	14,251,000	13,545,917
HCA, Inc., 4.375%, 3/15/2042 (n)	14,385,000	12,235,993
HCA, Inc., 4.625%, 3/15/2052 (n)	9,681,000	8,165,656
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,510,589
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,825,433
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	19,566,658
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	9,086,037
Tower Health, 4.451%, 2/01/2050	22,087,000	10,312,641
		$148,622,460
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,370,968
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	14,992,963
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,754,457
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	18,317,118
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	13,770,000	12,117,600
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,720,000	5,701,104
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,813,304
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	2,868,959
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	9,360,804
		$98,297,277
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$16,500,000	$13,523,081
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,582,065
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,755,841
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,856,533
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	18,111,157
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,537,136
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,459,139
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,314,819
MPLX LP, 4.95%, 3/14/2052	32,980,000	29,229,857
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	12,333,180
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,187,000	29,848,247
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,092,862
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	5,304,843
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,714,720
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	18,974,182
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,786,495
Venture Global Calcasieu Pass LLC , 6.25%, 1/15/2030 (n)	19,620,000	19,988,464
		$212,412,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 21.6%
Fannie Mae, 2.41%, 5/01/2023	$2,209,211	$2,187,935
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	4,838,079	4,969,084
Fannie Mae, 5.25%, 8/01/2024	785,481	785,554
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	22,358,807	22,661,179
Fannie Mae, 2.555%, 12/25/2026	8,258,237	7,738,095
Fannie Mae, 3.95%, 1/01/2027	587,339	584,049
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	31,068,551	29,904,589
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	28,840,063	26,939,229
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,721,408	2,439,968
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	47,710	49,853
Fannie Mae, 3%, 2/25/2033 (i)	1,287,713	116,934
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	4,555,053	4,758,904
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,969,945	2,064,127
Fannie Mae, 3.25%, 5/25/2040	408,814	387,143
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	38,204,288	37,669,155
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	798,085	734,669
Fannie Mae, 4%, 7/25/2046 (i)	1,329,043	251,525
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2052	56,364,279	51,554,055
Fannie Mae, UMBS, 2%, 10/01/2036 - 7/01/2052	148,137,474	128,589,073
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 11/01/2052	226,690,720	200,641,705
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,054,383	876,510
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 12/01/2052	8,890,657	9,101,018
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	6,551,458	6,217,486
Fannie Mae, UMBS, 4.5%, 9/01/2052	3,745,862	3,711,772
Fannie Mae, UMBS, 6%, 11/01/2052 - 12/01/2052	14,807,836	15,211,773
Freddie Mac, 3.32%, 2/25/2023	399,390	398,013
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	7,645,971	7,284,295
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,317,056
Freddie Mac, 3.531%, 7/25/2023	2,797,478	2,774,879
Freddie Mac, 3.458%, 8/25/2023	8,724,325	8,648,772
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,814,684
Freddie Mac, 2.811%, 1/25/2025	6,409,123	6,203,104
Freddie Mac, 3.329%, 5/25/2025	8,738,328	8,526,922
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,473,625	4,424,815
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,460,558	5,550,239
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,815,383
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,566,560
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	27,346,383	25,560,274
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,991,916
Freddie Mac, 1.091%, 7/25/2029 (i)	12,670,825	721,415
Freddie Mac, 1.144%, 8/25/2029 (i)	22,309,831	1,332,874
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	692,238
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,055,000	1,101,261
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	585,707	606,663
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,274,679	2,340,695
Freddie Mac, 5.5%, 2/15/2036 (i)	251,873	40,724
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	20,191,298	19,375,154
Freddie Mac, 4.5%, 12/15/2040 (i)	197,342	17,393
Freddie Mac, 4%, 8/15/2044 (i)	269,779	30,606
Freddie Mac, UMBS, 3%, 11/01/2034 - 10/01/2052	42,667,273	39,038,533
Freddie Mac, UMBS, 2%, 1/01/2037 - 10/01/2052	281,665,100	240,019,441
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 1/01/2053	87,236,735	77,519,632
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	52,732,454	49,552,104
Freddie Mac, UMBS, 5%, 8/01/2052	509,067	511,950
Freddie Mac, UMBS, 4.5%, 9/01/2052	4,895,815	4,835,536
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 12/01/2052	13,121,789	13,336,728
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2053	15,297,127	15,576,449
Ginnie Mae, 6%, 2/15/2034 - 2/21/2053	5,216,022	5,358,049
Ginnie Mae, 4.5%, 4/15/2039 - 12/20/2052	69,993,258	69,654,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	$43,468,241	$42,253,473
Ginnie Mae, 3.5%, 11/15/2040 - 11/20/2052	57,295,022	54,389,819
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	72,154,908	66,638,054
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	58,694,176	52,358,593
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	18,764,819	16,222,482
Ginnie Mae, 5%, 8/20/2052 - 11/20/2052	64,140,280	64,601,401
UMBS, TBA, 3%, 2/25/2038	13,775,000	13,212,281
UMBS, TBA, 5.5%, 2/13/2053	10,775,000	10,949,252
UMBS, TBA, 5%, 4/13/2053	21,475,000	21,527,009
		$1,545,836,229
Municipals – 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,655,000	$1,607,081
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,214,201
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,666,942
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	29,043,000	28,991,652
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	25,254,000	27,748,701
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	7,954,739
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,880,075
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	4,260,000	4,941,080
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	29,316,000	24,587,977
		$128,592,448
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$16,845,000
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	12,600,157
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,103,648
		$44,548,805
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$5,424,638
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	13,950,257
Verizon Communications, Inc., 2.55%, 3/21/2031	26,553,000	22,664,219
Verizon Communications, Inc., 4.272%, 1/15/2036	9,727,000	9,107,717
		$51,146,831
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$8,256,648
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	4,211,347
		$12,467,995
Other Banks & Diversified Financials – 2.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$17,102,000	$15,022,738
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	21,877,000	18,829,643
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	36,469,490
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,539,164
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	13,506,889
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	52,801,864
		$144,169,788
Pharmaceuticals – 0.5%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$23,655,000	$21,581,403
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	16,685,000	15,090,748
		$36,672,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.6%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$29,885,000	$23,589,408
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	27,176,000	20,711,295
		$44,300,703
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$14,149,480
Penske Automotive Group Co., 3.75%, 6/15/2029	21,146,000	17,881,717
		$32,031,197
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$3,247,000	$3,066,538
Crown Castle International Corp., REIT, 4%, 3/01/2027	1,300,000	1,260,936
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	3,555,000	3,429,809
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	4,492,000	4,286,616
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	1,841,000	1,316,688
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	27,147,000	23,615,731
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	27,147,000	22,819,229
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	14,817,222
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	24,383,367
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,120,025
		$101,116,161
Tobacco – 1.1%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$12,881,000	$12,529,501
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,353,813
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	24,494,707
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	22,908,097
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,177,407
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,481,585
		$76,945,110
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,061,862
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	13,491,673
		$26,553,535
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.35%, 7/01/2023	$4,814	$4,782
Small Business Administration, 4.98%, 11/01/2023	10,887	10,799
Small Business Administration, 4.89%, 12/01/2023	13,070	12,904
Small Business Administration, 4.93%, 1/01/2024	10,357	10,234
Small Business Administration, 4.34%, 3/01/2024	21,913	21,728
Small Business Administration, 5.18%, 5/01/2024	19,621	19,428
Small Business Administration, 5.52%, 6/01/2024	17,917	17,922
Small Business Administration, 5.19%, 7/01/2024	21,766	21,441
Small Business Administration, 4.86%, 10/01/2024	21,189	20,987
Small Business Administration, 4.57%, 6/01/2025	68,839	68,447
Small Business Administration, 4.76%, 9/01/2025	270,460	263,563
Small Business Administration, 5.39%, 12/01/2025	14,536	14,478
Small Business Administration, 5.35%, 2/01/2026	92,145	91,083
Small Business Administration, 3.25%, 11/01/2030	654,926	623,026
Small Business Administration, 2.85%, 9/01/2031	1,094,809	1,027,961
Small Business Administration, 2.37%, 8/01/2032	663,337	611,931
Small Business Administration, 2.13%, 1/01/2033	1,295,723	1,188,400
Small Business Administration, 2.21%, 2/01/2033	328,371	302,425
Small Business Administration, 2.22%, 3/01/2033	1,201,325	1,104,971
Small Business Administration, 2.08%, 4/01/2033	2,206,944	2,026,857
Small Business Administration, 2.45%, 6/01/2033	2,404,048	2,224,410
Small Business Administration, 3.15%, 7/01/2033	3,043,585	2,917,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.16%, 8/01/2033	$3,057,329	$2,945,137
Small Business Administration, 3.62%, 9/01/2033	1,678,591	1,638,635
		$17,188,947
U.S. Treasury Obligations – 14.8%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$18,113,976
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	51,276,621
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	49,174,804
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	49,914,336
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	51,181,910
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	23,656,559
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	23,806,425
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	17,525,992
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	26,833,184
U.S. Treasury Bonds, 1.625%, 11/15/2050	67,800,000	43,852,828
U.S. Treasury Notes, 0.75%, 12/31/2023 (f)	211,500,000	203,948,790
U.S. Treasury Notes, 4.25%, 9/30/2024	396,000,000	395,102,815
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	108,900,000
		$1,063,288,240
Utilities - Electric Power – 2.1%
AEP Transmission Co. LLC, 4%, 12/01/2046	$7,457,000	$6,315,485
American Electric Power Co., Inc., 5.95%, 11/01/2032	13,723,000	14,749,028
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	13,442,732
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	27,727,998
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,878,890
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	2,667,894
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	13,597,558
FirstEnergy Corp., 5.1%, 7/15/2047	6,821,000	6,292,372
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	7,058,634
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,579,418
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,988,057
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	24,522,906
		$148,820,972
Total Bonds		$7,093,486,594
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 4.29% (v)	70,916,431	$70,923,522

Other Assets, Less Liabilities – 0.1%		7,346,330
Net Assets – 100.0%		$7,171,756,446
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $70,923,522 and $7,093,486,594, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,120,789,442, representing 29.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 1/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,082	$428,160,048	March – 2023	$1,495,625
U.S. Treasury Note 5 yr	Long	USD	3,692	403,322,158	March – 2023	4,428,831
U.S. Treasury Ultra Bond	Long	USD	2,392	339,066,000	March – 2023	14,468,116
						$20,392,572
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,466	$177,683,781	March – 2023	$(1,991,627)
At January 31, 2023, the fund had liquid securities with an aggregate value of $21,190,395 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,080,477,187	$—	$1,080,477,187
Non - U.S. Sovereign Debt	—	10,457,180	—	10,457,180
Municipal Bonds	—	128,592,448	—	128,592,448
U.S. Corporate Bonds	—	2,152,098,314	—	2,152,098,314
Residential Mortgage-Backed Securities	—	1,547,467,552	—	1,547,467,552
Commercial Mortgage-Backed Securities	—	522,290,503	—	522,290,503
Asset-Backed Securities (including CDOs)	—	757,688,529	—	757,688,529
Foreign Bonds	—	894,414,881	—	894,414,881
Mutual Funds	70,923,522	—	—	70,923,522
Total	$70,923,522	$7,093,486,594	$—	$7,164,410,116
Other Financial Instruments
Futures Contracts – Assets	$20,392,572	$—	$—	$20,392,572
Futures Contracts – Liabilities	(1,991,627)	—	—	(1,991,627)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$663,218,414	$1,117,000,880	$1,709,295,147	$(14,723)	$14,098	$70,923,522
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,827,817	$—